Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition
Schedule of proforma net revenue and operating income

	Three Months Ended March 31,
	2020	2019
Net revenue	$204,619,618	$181,724,059
Operating income (loss)	$9,082,482	$(4,746,892)

	Year ended December 31,
Pro-forma financial information:	2019	2018
Net revenue	$551,754,097	$477,649,368
Operating income	31,304,194	25,352,321

Summary of results of business acquired

	Three Months Ended March 31,
	2020	2019
Net revenue	$40,724,747	$8,626,378
Operating income (loss)	$(5,559,851)	$1,431,523

	Year ended December 31,
	2019	2018
Net revenue	$53,295,178	$107,047,267
Operating income (loss)	7,406,919	(6,597,299)

Significant acquisitions in 2019
Business Acquisition
Summary of estimated fair values of the net assets acquired

Cash	$117,000
Accounts receivable	3,691,030
Inventory	2,468,427
Prepaid and other current assets	11,835
Equipment and other fixed assets	1,658,714
Goodwill	19,381,515
Accounts payable and accrued expenses	(2,266,026)
Net assets acquired	$25,062,495

	Goulds	SleepMed	Choice	Other	Total
Cash	$—	—	—	91,894	91,894
Accounts receivable	3,968,011	—	758,558	678,491	5,405,060
Inventory	2,452,777	266,759	33,880	1,507,625	4,261,041
Prepaid and other current assets	11,835	—	110,212	—	122,047
Equipment and other fixed assets	3,352,330	1,401,491	107,120	6,107,790	10,968,731
Goodwill	17,947,636	14,064,750	18,908,961	14,348,123	65,269,470
Contract liabilities	(509,000)	(328,000)	(22,000)	(849,995)	(1,708,995)
Accounts payable and accrued expenses	(2,959,245)	—	(1,212,899)	(744,349)	(4,916,493)
Net assets acquired	$24,264,344	15,405,000	18,683,832	21,139,579	79,492,755

Significant acquisitions in 2018
Business Acquisition
Summary of estimated fair values of the net assets acquired

	PPS	Verus	HME	Other	Total
Cash	$407,456	1,449,817	100,000	57,000	2,014,273
Accounts receivable	12,126,481	7,795,765	2,200,774	445,000	22,568,020
Inventory	1,344,535	2,923,211	75,493	674,678	5,017,917
Prepaid and other current assets	995,048	466,114	35,960	—	1,497,122
Equipment and other fixed assets	20,357,062	5,895,113	2,165,448	3,229,983	31,647,606
Deferred tax asset	—	6,525,269	—	—	6,525,269
Other assets	1,927,355	838,008	37,956	—	2,803,319
Goodwill	49,660,338	91,829,157	13,230,987	10,037,339	164,757,821
Accounts payable and accrued expenses	(20,484,673)	(11,963,664)	(3,180,531)	(995,000)	(36,623,868)
Contract liabilities	(1,677,813)	(306,194)	(341,667)	—	(2,325,674)
Capital lease obligations	(6,395,438)	(3,793,103)	(1,074,420)	—	(11,262,961)
Deferred tax liability	(321,974)	—	—	—	(321,974)
Other long-term liabilities	(738,099)	(1,260,225)	—	—	(1,998,324)
Net assets acquired	$57,200,278	100,399,268	13,250,000	13,449,000	184,298,546